Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
General Partners Units, issued (in shares)	1,257,408	1,257,408
General Partners Units, outstanding (in shares)	1,257,408	1,257,408
Common Units
Units issued (shares)	45,167,096	45,663,096
Units outstanding (shares)	45,167,096	45,663,096
Subordinated Units
Units issued (shares)	15,949,831	15,949,831
Units outstanding (shares)	15,949,831	15,949,831